Contingencies and Provisions - Narrative (Details) $ in Thousands		12 Months Ended
	Feb. 16, 2024 USD ($)	Mar. 31, 2024 USD ($) agreement
Disclosure of other provisions [line items]
Number of agreements | agreement		2
Estimated financial effect of contingent liabilities		$ 9,525
Tyro Payments Limited
Disclosure of other provisions [line items]
Litigation settlement paid	$ 6,524